Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Financial Assets
Schedule of other financials assets

In € thousand	12/31/2021	12/31/2020
Security deposits	3,779	2,096
Miscellaneous other non-current financial assets	—	16
Total non-current financial assets	3,779	2,112
Fixed term deposits	119,664	50,000
Money market funds	99,919	—
Promissory notes	—	676
Security deposits	42	—
Total current other financial assets	219,625	50,676